11. SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
SEGMENTS

Year ended December 31, 2010	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$
Loss from operations		(1,876,644)		(2,193,838)		(1,425,951)		(5,496,433)
Other expense		---		---		(451,279)		(451,279)
Loss before income taxes		(1,876,644)		(2,193,838)		(1,877,230)		(5,947,712)
Property plant and equipment, net		1,020,214		47,067		13,878		1,081,159
Depreciation and amortization expense		198,130		18,144		3,927		220,201

Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Other expense	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property plant and equipment, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552

Nine Months Ended September 30, 2011 (Unaudited)	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$	---
Cost of sales		---		---		---		---
Gross profit		---		---		---		---
Loss from operations		(1,191,243)		(2,377,818)		(932,248)		(4,501,309)
Other expense		(7,155)		---		(760,975)		(768,130)
Loss before income taxes		(1,198,398)		(2,377,818)		(1,693,223)		(5,269,439)
Property and equipment, net		869,829		33,460		11,709		914,998
Depreciation and amortization expense		148,500		14,861		2,800		166,161

Nine Months Ended September 30, 2012 (Unaudited)	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$594,834	$	---	$	---	$594,834
Cost of sales	288,761		---		---	288,761
Gross profit	306,073		---		---	306,073
Loss from operations	(1,021,688)		(2,201,131)		(2,446,043)	(5,668,862)
Other income (expense)	(6,465)		---		7,936	1,471
Loss before income taxes	(1,028,153)		(2,201,131)		(2,438,107)	(5,667,391)
Property and equipment, net	701,637		16,306		85,766	803,709
Depreciation and amortization expense	121,553		12,618		6,572	140,743